Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

15.  Income Taxes

The components of income tax expense for the three years ended December 31 were (in thousands):

	2012	2011	2010
Current tax expense	$1,042	$1,562	$1,467
Deferred tax expense (benefit)	(64)	(20)	163
Total tax expense	$978	$1,542	$1,630

Income tax expense related to realized securities gains was $1,000 in 2012, $2,000 in 2011 and $11,000 in 2010.

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2012	2011	2010
Income before income taxes	$4,626	$6,222	$6,545
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,573	2,115	2,225
Tax-exempt interest	(431)	(439)	(473)
Net earnings on BOLI	(148)	(133)	(148)
Dividend from unconsolidated subsidiary	(12)	(8)	(11)
Stock-based compensation	2	7	19
Other permanent differences	(6)	-	18
Total tax expense	$978	$1,542	$1,630
Effective tax rate	21.1%	24.8%	24.9%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2012 and 2011.  The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2012	2011
Deferred Tax Assets
Allowance for loan losses	$1,000	$876
Deferred directors' compensation	565	588
Employee and director benefits	605	624
Qualified pension liability	321	617
Unrealized loss from securities impairment	221	221
Other	160	123
Total deferred tax assets	2,872	3,049

Deferred Tax Liabilities
Depreciation	(236)	(249)
Equity income from unconsolidated subsidiary	(398)	(329)
Loan origination costs	(223)	(177)
Prepaid expense	(90)	(90)
Unrealized gains on securities available for sale	(403)	(415)
Annuity earnings	(58)	(37)
Fair value of mortgage servicing rights	(33)	-
Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)

Net deferred tax asset
included in other assets	$1,137	$1,505

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2012,  2011 and 2010.  The Company is no longer subject to examination by taxing authorities for years before 2009.  Tax years 2009 through the present, with limited exception, remain open to examination.